Reporting entity	12 Months Ended
Dec. 31, 2022
Reporting entity
Reporting entity

1.    Reporting entity

(a)	Organization and operations

HeadHunter Group PLC (the “Company”), together with its subsidiaries (the “Group”, “We”, “Our”, “Ours”), is Russia’s leading online recruiting website hh.ru. We help employers and job seekers in Russia connect with each other. We also operate in Belarus, Kazakhstan and other countries.

The Company’s registered address is 19A Andrea Mikellidi, Strovolos, Nicosia, Cyprus and business address is 9/10 Godovikova str., Moscow, Russia.

The Group’s American Depositary Securities (ADSs) have been listed on The Nasdaq Global Select Market (Nasdaq) since May 8, 2019. Subsequently, the Group completed two secondary public offerings of its ADSs on Nasdaq on July 20, 2020 and June 7, 2021. The Group’s ADSs have been admitted to trading on Moscow Stock Exchange (MOEX) since September 24, 2020. The ADSs are listed on Nasdaq under the symbol “HHR” and on MOEX under the symbol “HHRU”.

On February 28, 2022, Nasdaq halted trading the Group’s ADSs. On March 15, 2023 the Group received notice about the delisting of the Company’s securities from the Nasdaq Global Select Market. On March 21, 2023, the Group submitted a request for a hearing before a Nasdaq Hearings Panel (the “Hearing Panel”) to appeal the Delisting Notice (also see Note 31). The trading on MOEX is low given the scarcity of local liquidity.

As of December 31, 2022 the Group has no ultimate controlling party and the major shareholders are Highworld Investments Limited and ELQ Investors VIII Limited, which collectively have 38.06% of the Group’s voting shares. Related party transactions are disclosed in Note 30. On January 10, 2023 Highworld Investments Limited sold 22.68% of the Group’s voting shares to Kismet Capital Group (Note 31).

The Company has a Russian tax residency status since June 19, 2019. As a Russian tax resident, the Company is subject to the Russian Tax Code requirements.

(b)	Business environment

The Group’s operations are primarily located in the Russian Federation. Consequently, the Group is exposed to the economic and financial markets of the Russian Federation, which display the characteristics of an emerging market. The legal, tax and regulatory frameworks continue development, but are subject to varying interpretations and frequent changes which contribute together with other legal and fiscal impediments to the challenges faced by entities operating in the Russian Federation.

Starting in 2014, the United States of America, the European Union and some other countries have imposed and gradually expanded economic sanctions against a number of Russian individuals and legal entities. Since February 2022, after the recognition of the self-proclaimed Donetsk and Lugansk People’s Republics and the start of a special military operation in Ukraine by the Russian Federation, the above countries have imposed additional tough sanctions against the Government of the Russian Federation, as well as large financial institutions, legal entities and individuals in Russia. In addition, restrictions were imposed on the supply of various goods and services to Russian enterprises. Also, in the context of the imposed sanctions, a number of large international companies from the United States, the European Union and other countries discontinued, significantly reduced or suspended their own activities in the Russian Federation, as well as doing business with Russian citizens and legal entities.

In September 2022, partial mobilization was announced in the Russian Federation. Referendums were held in the recognized republics of Donetsk and Lugansk, as well as in the Zaporozhye and Kherson regions of Ukraine, which resulted in incorporation of the territories into the Russian Federation. As a result of these events further sanctions were imposed and there is a risk of increasing pressure on the Russian economy. In response to the above, the Government of the Russian Federation has introduced a set of measures, which are counter-sanctions, currency control measures, a number of key interest rate decisions and other special economic measures to ensure the security and maintain the stability of the Russian economy.

The imposition and subsequent strengthening of sanctions and the partial mobilization resulted in elevated economic uncertainty, including reduced liquidity and high volatility in the capital markets, volatility of the Rouble exchange rate and the key interest rate, a decrease in foreign and domestic direct investments, difficulties in making payments for Russian Eurobond issuers, and also a significant reduction in the availability of sources of debt financing.

In addition, Russian companies have virtually no access to the international stock market, the debt capital market and other development opportunities, which may lead to their increased dependence on the governmental support. The Russian economy is in the process of adaptation associated with the replacement of retiring export markets, a change in supply markets and technologies, as well as changes in logistics, supply and production chains.

It is difficult to assess the consequences of the imposed and possible additional sanctions as well as partial mobilization, in the long term, however, these events can have a significant negative impact on the Russian economy.

The wave-like nature of the spread of COVID-19 coronavirus infection continues to create additional uncertainty in the business environment.

The consolidated financial statements reflect management’s assessment of the impact of the Russian business environment on the operations and the financial position of the Group. The future business environment may differ from management’s assessment.